Share-Based Payments - LTI Stock Option Plan Executives - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	778,668
Fair value of stock options granted	$ 19.94	$ 17.40	$ 21.78
Long Term Incentive Stock Option Plan [Member] | Executives [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	7,800,000	4,600,000
Fair value of stock options granted	$ 149,000,000	$ 83,000,000
Long Term Incentive Stock Option Plan [Member] | Executives [Member] | American Depositary Shares [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	1,400,000	1,300,000
Long Term Incentive Stock Option Plan [Member] | Executives [Member] | Ordinary shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	6,400,000	3,300,000